NON-CONTROLLING INTERESTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
NON-CONTROLLING INTERESTS
Net income attributable to Daqo New Energy Corp. shareholders	$ 748,924	$ 129,195	$ 29,524
Transfers from the non-controlling interests:
Increase in the Company's paid-in capital from sale of non-controlling interest		3,658
Increase in the Company's paid-in capital from subsidiary's offering of its equity interests to third parties	594,301
Net transfers from non-controlling interests	594,301	3,658
Change from net income attributable to Daqo New Energy Corp. shareholders and transfers from non-controlling interests	$ 1,343,225	$ 132,853	$ 29,524